Employee Benefit Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
China Contribution Plan
Employee Benefit Plans
Employer contribution under China Contribution Plan	$ 38.0	$ 31.4	$ 29.7